Segment Information (Details) - Schedule of assets and revenues major geographic regions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 107,518	$ 76,434	$ 174,235
Revenue percentage	100.00%	100.00%	100.00%
PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 66,160	$ 49,346	$ 146,235
Revenue percentage	62.00%	64.00%	84.00%
India [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 8,570	$ 4,988
Revenue percentage	8.00%	7.00%	0.00%
Russia [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 5,671	$ 3,673	$ 10,869
Revenue percentage	5.00%	5.00%	6.00%
Other countries [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,254	$ 7,430	$ 236
Revenue percentage	2.00%	10.00%	0.00%
Asia & Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 82,655	$ 65,437	$ 157,340
Revenue percentage	77.00%	86.00%	90.00%
United kingdom [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 11,544	$ 668	$ 595
Revenue percentage	11.00%	1.00%	0.00%
Netherlands [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 5,326	$ 1,384	$ 1,621
Revenue percentage	5.00%	2.00%	1.00%
Other countries [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 7,444	$ 8,627	$ 14,352
Revenue percentage	7.00%	11.00%	9.00%
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 24,314	$ 10,679	$ 16,568
Revenue percentage	23.00%	14.00%	10.00%
Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 549	$ 318	$ 327
Revenue percentage	0.00%	0.00%	0.00%